SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gross accounts receivable	$ 28.2	$ 25.6
Allowance for credit losses	0.2	0.1
Depreciation expense	$ 3.1	$ 3.3	$ 3.8